CAPITAL LEASES	12 Months Ended
Dec. 31, 2011
CAPITAL LEASES [Abstract]
CAPITAL LEASES
24.	CAPITAL LEASES

(in thousands of $)	2011	2010
Total long-term obligations under capital leases	405,843	411,875
Less: current portion of obligations under capital leases	(5,909)	(5,766)
Long term obligations under capital leases	399,934	406,109

As at December 31, 2011 and 2010, Golar operated three vessels under capital leases.  These leases are in respect of a refinancing transaction undertaken during 2003, a lease financing transaction during 2004 and another in 2005.

The leasing transaction in 2003 was in relation to the newbuilding, the Methane Princess.  In August 2003, the Company novated the Methane Princess newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the UK ("Methane Princess Lease"). The lessor of the Methane Princess has second priority security interest in the Methane Princess and the Golar Spirit.

The leasing transaction in 2004 was in relation to the newbuilding, the Golar Winter. In April 2004, the Company novated the Golar Winter newbuilding contract prior to completion of construction and leased the vessel from a financial institution in the UK ("Golar Winter Lease").

The leasing transaction in April 2008 was in relation to the newbuilding, the Golar Grand.  In April 2008, the Company novated the Golar Grand newbuilding contract prior to completion of construction and leased the vessel from the same financial institution in the UK ("Grand Lease").

Golar's obligation to the lessors under the Methane Princess Lease is primarily secured by letters of credit ("LC") provided by other banks.  Details of the security deposits provided by Golar to the banks providing the LC's are given in Note 18.

As at December 31, 2011, the Company is committed to make quarterly minimum rental payments under capital leases, as follows:

Year ending December 31, (in thousands of $)	Methane Princess Lease	Golar Winter Lease	Grand Lease	Total
2012	6,985	10,002	9,161	26,148
2013	7,273	10,002	9,112	26,387
2014	7,551	10,002	9,057	26,610
2015	7,844	10,002	9,044	26,890
2016	8,142	10,002	9,044	27,188
2017 and thereafter	244,180	155,032	188,524	587,736
Total minimum lease payments	281,975	205,042	233,942	720,959
Less: Imputed interest	(133,265)	(85,672)	(96,179)	(315,116)
Present value of minimum lease payments	148,710	119,370	137,763	405,843

The profile of the Methane Princess Lease is such that the lease liability continues to increase until 2014 and thereafter decreases over the period to 2034 being the primary term of the lease.  The interest element of the lease rentals is accrued at a rate based upon floating British Pound (GBP) LIBOR.

The Golar Winter Lease is for a primary period of 28 years, expiring in April 2032. The lease liability is reduced by lease rentals from inception. The interest element of the lease rentals is accrued at a rate based upon floating rate British Pound (GBP) LIBOR. The lease with respect to the Golar Winter contains a minimum value clause that is applicable only if the Golar Winter is not chartered under a time charter acceptable to the lessor for this purpose, such as the current time charter. The Golar Winter Lease generally provides that, in the event that the Golar Winter charter is terminated and is not replaced with a similar charter, the amount of any obligations outstanding under the Golar Winter Lease shall be equal to or less than 80% of the value of the vessel at the time of any such charter termination. In the event that the minimum value clause becomes applicable and is not satisfied, the lessee shall either procure a letter of credit in an amount sufficient to cover any deficiency between the amount that is equal to 80% of the value of the vessel at the time of any such charter termination and the amount of any obligations outstanding under the Golar Winter Lease or, if the lessor agrees, provide alternative additional security to the lessor.  As of December 31, 2011, there was no cash deposit secured against the lease obligation.

The Grand Lease is for a primary period of 30 years, expiring January 2036.  The lease liability is reduced by lease rentals from inception.  The interest element of the lease rentals is accrued at a rate based upon floating rate USD LIBOR.  In contrast to the Company's other leases the Grand Lease obligation and the cash deposits securing the lease obligation are denominated in USD.  However, in common with the Golar Winter Lease, the cash deposits securing the lease obligation are significantly less than the lease obligation itself.  As of December 31, 2011, the Company had entered into interest rate swaps of $61 million (2010: $66 million) to fix the interest rate in respect of its Grand Lease obligation which matures in April 2012.

The Company determined that the entities that owned the vessels were variable interest entities in which Golar had a variable interest and was the primary beneficiary.  Upon transferring the vessels to the financial institutions, Golar measured the subsequently leased vessels at the same amounts as if the transfer had not occurred, which was cost less accumulated depreciation at the time of transfer.